Organization and Summary of Significant Accounting Policies (Details 3) - USD ($) $ in Thousands	Jun. 28, 2015	Jun. 29, 2014	Jun. 30, 2013	Jul. 01, 2012
Inventories
Finished products	$ 11,358	$ 9,034
Work in process	7,746	7,386
Purchased materials	17,982	16,232
Inventory, Gross, Total	37,086	32,652
Excess and obsolete reserve	(2,300)	(2,150)	$ (1,500)	$ (1,300)
Inventories, net	$ 34,786	$ 30,502